Bank Loans (Details Narrative)	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Apr. 30, 2020	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Oct. 01, 2020	Mar. 30, 2020 USD ($)	Mar. 30, 2020 HKD ($)
Debt Instrument [Line Items]
Long-Term Debt			$ 661,746				$ 257,040	$ 2,000,000
Annual interest rate						0.25%	1.00%	1.00%
Outstanding bank loan			222,979
Outstanding bank loan			634,266	483,206
Interes expenses			20,168	$ 19,628	$ 21,299
Bank loans			$ 19,062
SME Term Loan [Member]
Debt Instrument [Line Items]
Annual interest rate	2.50%	2.50%	4.20%	3.60%	3.60%
SME term loan facilities percentage	100.00%	100.00%
Banking facilities, description	The repayment obligations are determined by schedules outlined in the banking facilities and revised repayment schedules, with final installments due in May 2028, December 2028, and August 2029.	The repayment obligations are determined by schedules outlined in the banking facilities and revised repayment schedules, with final installments due in May 2028, December 2028, and August 2029.
Outstanding bank loan			$ 411,287	$ 483,206
Interes expenses			$ 20,168	$ 19,628	$ 21,299
HKMC Insurance Limited [Member]
Debt Instrument [Line Items]
Ownership percentage							80.00%	80.00%